Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and cash equivalents	$ 71,432	$ 50,640	$ 58,801	$ 62,731
Marketable securities - current	4	29,340
Accounts receivable	1,246	1,298
Restricted cash	1,000	8,991
Marketable debt securities - noncurrent		4,744
Refundable deposits	272	302
Financial liabilities
Short-term borrowings	6,093	18,641
Accounts payable	320	771
Accrued compensation	759	796
Accrued expenses	3,037	3,465
Carrying Amount
Financial assets
Cash and cash equivalents	71,432	50,640
Marketable securities - current	4	29,340
Accounts receivable	1,246	1,298
Restricted cash	1,000	8,991
Marketable debt securities - noncurrent		4,744
Refundable deposits	272	302
Financial liabilities
Short-term borrowings	6,093	18,641
Accounts payable	320	771
Accrued compensation	759	796
Accrued expenses	3,037	3,465
Estimated Fair Value
Financial assets
Cash and cash equivalents	71,432	50,640
Marketable securities - current	4	29,340
Accounts receivable	1,246	1,298
Restricted cash	1,000	8,991
Marketable debt securities - noncurrent		4,744
Refundable deposits	272	302
Financial liabilities
Short-term borrowings	6,093	18,641
Accounts payable	320	771
Accrued compensation	759	796
Accrued expenses	$ 3,037	$ 3,465